Convertible Note Liability - Schedule of Using the Black-Scholes Pricing Model (Details)	Aug. 20, 2024
Discount rate shares [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	1,953.9
Expected dividend yield [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input
Exercise price [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	1,867.97
Risk-free interest rate [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	3.93
Expected life [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	2
Expected volatility [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	17.7
Expiry date [Member]
Schedule of Using the Black-Scholes Pricing Model [Line Items]
Warrants, measurement input	August 20, 2026